Intangible assets and property, plant and equipment - Additional information (Details) € in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill.		$ 990		$ 976
Depreciation, right-of-use assets		32	$ 26
Right-of-use assets.		397		$ 327
Depreciation, property, plant and equipment		$ 128	$ 104
NOMOQ AG
Disclosure of detailed information about business combination [line items]
Payments to acquire business | €	€ 15
Contingent consideration based on achievement of future milestones | €	10
Cash acquired | €	€ 15